COMMITMENTS AND CONTINGENCIES (Details Narrative)		5 Months Ended	12 Months Ended
	Mar. 28, 2018 USD ($)	Sep. 30, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 12, 2017 USD ($)
Gain on settlement of liabilities			$ 1,228,805	$ 70,757
Separation Agreement [Member] | Former Director [Member]
Severance payable					$ 250,000
Number of severance installment payments					5
Term of serverance		5 years
Amended Separation Agreement [Member] | Former Director [Member]
Proceeds from return of serverance paid	$ 34,865
Gain on settlement of liabilities			$ 215,090